The gross movement on the deferred income tax account was as follows: (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Income Tax Income
Beginning of year	€ 5,158	€ 4,988	€ 2,689
Exchange differences	(529)	(699)	66
Income statement charge / (credit)	(3,395)	869	2,233
End of year	€ 2,292	€ 5,158	€ 4,988